Hedging Transactions And Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 27, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)
The following table summarizes the notional values as of September 27, 2019 and pretax impact of changes in the fair values of instruments designated as net investment hedges and cash flow hedges in accumulated other comprehensive income (loss) (“OCI”) for the nine-month period then ended ($ in millions):

	Notional Amount	Gain (Loss) Recognized in OCI
Nine-Month Period Ended September 27, 2019
Interest rate contracts	$650.0	$(0.7)
Foreign currency contracts	650.0	5.7
Foreign currency denominated debt	656.5	7.2
Total	$1,956.5	$12.2

Schedule of Notional Amounts of Outstanding Derivative Positions
The following table summarizes the notional values as of September 27, 2019 and pretax impact of changes in the fair values of instruments designated as net investment hedges and cash flow hedges in accumulated other comprehensive income (loss) (“OCI”) for the nine-month period then ended ($ in millions):

	Notional Amount	Gain (Loss) Recognized in OCI
Nine-Month Period Ended September 27, 2019
Interest rate contracts	$650.0	$(0.7)
Foreign currency contracts	650.0	5.7
Foreign currency denominated debt	656.5	7.2
Total	$1,956.5	$12.2

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The Company’s derivative instruments, as well as its nonderivative debt instruments designated and qualifying as net investment hedges, were classified as of September 27, 2019 in the Company’s Consolidated Condensed Balance Sheet as follows ($ in millions):

Derivative assets:
Prepaid expenses and other current assets	$5.7

Derivative liabilities:
Accrued expense and other liabilities	$0.7

Nonderivative hedging instruments:
Long-term debt	$656.5